TIMOTHY PLAN

Timothy Plan Aggressive Growth Fund

Class A Shares (TAAGX)

Class C Shares (TCAGX)

Timothy Plan International Fund

Class A Shares (TPIAX)

Class C Shares (TPICX)

Timothy Plan Large/Mid Cap Growth Fund

Class A Shares (TLGAX)

Class C Shares (TLGCX)

Timothy Plan Small Cap Value Fund

Class A Shares (TPLNX)

Class C Shares (TSVCX)

Timothy Plan Large/Mid Cap Value Fund

Class A Shares (TLVAX)

Class C Shares (TLVCX)

Timothy Plan Fixed Income Fund

Class A Shares (TFIAX)

Class C Shares (TFICX)

Timothy Plan High Yield Bond Fund

Class A Shares (TPHAX)

Class C Shares (TPHCX)

Timothy Plan Israel Common Values Fund

Class A Shares (TPAIX)

Class C Shares (TPCIX)

Timothy Plan Defensive Strategies Fund

Class A Shares (TPDAX)

Class C Shares (TPDCX)

Timothy Plan Strategic Growth Fund

Class A Shares (TSGAX)

Class C Shares (TSGCX)

Timothy Plan Conservative Growth Fund

Class A Shares (TCGAX)

Class C Shares (TCVCX)

Timothy Plan Emerging Markets Fund

Class A Shares (TPEMX)

Class C Shares (TPECX)

Timothy Plan Growth & Income Fund

Class A Shares (TGIAX)

Class C Shares (TGCIX)

Supplement dated June 21, 2016

to the Statement of Additional Information dated January 29, 2016

1.	Under WESTWOOD MANAGEMENT CORP. on page 15 the last sentence of the first paragraph should read:

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As of December 31, 2015, Westwood Management Corp. managed approximately $16.3 billion in client assets.

2.	Under BRANDES INVESTMENT PARTNERS, LP on page 22, the following paragraph should be added under The following members of Brandes make up the portfolio management team for the Emerging Markets Fund:

Mr. Mauricio Abadia is an Analyst on the Utilities Research Team and a member of the firm’s Emerging Markets Investment Committee. He is responsible for fundamental research on companies in the global electric, gas and diversified utilities sectors. Before joining Brandes, he worked as a Senior Consultant in the valuations and project finance practice with Deloitte in Latin America. Mr. Abadia earned his MBA with honors from the Haas School of Business at the University of California, Berkeley and his BS in systems engineering with distinction from the University of Virginia. He has 9 years of finance and investment experience.

3.	Under BRANDES INVESTMENT PARTNERS, LP on page 22, the following paragraph should be deleted under The following members of Brandes make up the portfolio management team for the Emerging Markets Fund:

Mr. Gregory Rippel, CFA, CPA is a Senior Analyst on the Consumer Products Team and is responsible for fundamental research on companies in several consumer-related industries. He is also a voting member of the firm’s Emerging Markets Investment Committee. Before joining Brandes, Mr. Rippel worked as an Underwriter at Greyrock Capital, a subsidiary of Bank of America and as a Senior Associate for Coopers & Lybrand. He earned his MBA from the McCombs School of Business at the University of Texas at Austin and his BA in business economics from the University of California, Santa Barbara. Mr. Rippel is a Certified Public Accountant and has 20 years of accounting, finance and investment experience.

4.	Under Other Information Relating to Brandes on page 23, the two tables should be replaced with the following:

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Brandes Investment Partners, L.P.:
Mauricio Abadia	3 ($1,052)	6 ($743)	465 ($2,385)	N/A	N/A	1 ($54)
Doug Edman, CFA	3 ($1,052)	6 ($743)	465 ($2,385)	N/A	N/A	1 ($54)
Chris Garrett, CFA	3 ($1,052)	6 ($743)	465 ($2,385)	N/A	N/A	1 ($54)
Louis Lau, CFA	3 ($1,052)	6 ($743)	465 ($2,385)	N/A	N/A	1 ($54)
Gerardo Zamorano, CFA	4 ($1,060)	8 ($888)	465 ($2,385)	N/A	N/A	1 ($54)

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager
Mauricio Abadia	None	None
Doug Edman, CFA	None	None
Chris Garrett, CFA	None	None
Louis Lau, CFA	None	None
Gerardo Zamorano, CFA	None	None

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